Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
ASSETS
Cash and due from banks	$ 7,420	$ 8,556
Interest-bearing deposits with banks	81,621	137,294
Cash and interest bearing deposits with banks	89,041	145,850
Trading loans, securities, and other (Note 4)	158,605	143,726
Non-trading financial assets at fair value through profit or loss (Note 4)	7,869	10,946
Derivatives (Note 4)	71,081	103,873
Financial assets designated at fair value through profit or loss (Note 4)	5,440	5,039
Financial assets at fair value through other comprehensive income (Note 4)	69,719	69,675
Total Trading and Non Trading Financial Assets	312,714	333,259
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	304,455	342,774
Securities purchased under reverse repurchase agreements	201,517	160,167
Loans (Notes 4, 6)
Residential mortgages	309,689	293,924
Consumer instalment and other personal	211,700	206,152
Credit card	37,719	36,010
Business and government	315,478	301,389
Total loans	874,586	837,475
Allowance for loan losses (Note 6)	(6,784)	(6,432)
Loans, net of allowance for loan losses	867,802	831,043
Other
Customers' liability under acceptances	19,614	19,733
Investment in Schwab (Note 7)	8,758	8,088
Goodwill (Note 9)	17,804	17,656
Other intangibles	2,730	2,303
Land, buildings, equipment, and other depreciable assets	9,191	9,400
Deferred tax assets	3,291	2,193
Amounts receivable from brokers, dealers, and clients	23,248	19,760
Other assets (Note 10)	26,910	25,302
Total other miscellaneous assets	111,546	104,435
Total assets	1,887,075	1,917,528
LIABILITIES
Trading deposits (Notes 4, 11)	28,321	23,805
Derivatives (Note 4)	63,141	91,133
Securitization liabilities at fair value (Note 4)	13,597	12,612
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	183,187	162,786
Total financial liabilities other than non-trading deposits and other	288,246	290,336
Deposits (Notes 4, 11)
Personal	614,228	660,838
Banks	32,929	38,263
Business and government	512,342	530,869
Total deposits, other than trading	1,159,499	1,229,970
Other
Acceptances	19,614	19,733
Obligations related to securities sold short (Note 4)	45,154	45,505
Obligations related to securities sold under repurchase agreements	163,710	128,024
Securitization liabilities at amortized cost (Note 4)	14,336	15,072
Amounts payable to brokers, dealers, and clients	20,337	25,195
Insurance-related liabilities	7,486	7,468
Other liabilities (Note 12)	44,762	33,552
Total other miscellaneous liabilities	315,399	274,549
Subordinated notes and debentures (Note 4)	11,267	11,290
Total liabilities	1,774,411	1,806,145
EQUITY
Contributed surplus	195	179
Retained earnings	74,659	73,698
Accumulated other comprehensive income (loss)	735	1,988
Total equity	112,664	111,383
Total liabilities and equity	1,887,075	1,917,528
Common shares [member]
EQUITY
Issued capital (Note 13)	25,833	24,363
Treasury shares (Note 13)	0	(91)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	11,253	11,253
Treasury shares (Note 13)	(11)	(7)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 8,758	$ 8,088